Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Nov. 30, 2018	Apr. 30, 2018	Dec. 31, 2017	[1]	Jan. 01, 2017	[1]
Disclosure of detailed information about business combination [line items]
Goodwill	$ 198.4			$ 23.2		$ 23.2
Atrenne
Disclosure of detailed information about business combination [line items]
Cash acquired			$ 1.1
Current assets, net of cash acquired			31.5
Property, plant and equipment			7.8
Customer intangible assets and computer software assets			51.0
Goodwill			64.0
Current liabilities			(8.5)
Deferred income taxes and other-long-term liabilities			(4.1)
Identifiable assets acquired (liabilities assumed)			$ 141.7
Impakt
Disclosure of detailed information about business combination [line items]
Cash acquired		$ 5.9
Current assets, net of cash acquired		46.7
Property, plant and equipment		20.9
Customer intangible assets and computer software assets		223.0
Goodwill		111.2
Current liabilities		(23.8)
Deferred income taxes and other-long-term liabilities		(52.6)
Identifiable assets acquired (liabilities assumed)		$ 325.4

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)